Restricted Cash	12 Months Ended
Dec. 31, 2011
Restricted Cash [Abstract]
Restricted Cash
4.	Restricted Cash

As of December 31, 2011, 2010 and 2009, restricted cash consisted of $46,272,510, $128,818,265 and $20,360,185 of bank time deposits pledged against letters of credit and short-term borrowings, and $90,634,616, $32,531,992 and nil government subsidies mainly for the reimbursement of research and development expenses to be incurred in certain government sponsored projects, respectively.